PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other receivables
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 38	$ 340
Other receivables | Related Parties
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	40	300
Prepayment
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	237	272
Prepayment | Related Parties
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 200	$ 300